STOCKHOLDERS’ DEFICIT (Details Narrative)																						1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 10, 2023 shares	Mar. 08, 2023 USD ($) shares	Nov. 16, 2022 $ / shares shares	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 02, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Apr. 13, 2022 USD ($) $ / shares shares	Feb. 17, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Sep. 24, 2020	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Sep. 18, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2023 shares	Jul. 01, 2023 $ / shares	Jun. 30, 2023 AUD ($) shares	Mar. 31, 2023 shares	Sep. 21, 2022 shares	Sep. 20, 2022 shares	Aug. 31, 2022 USD ($)	Jul. 12, 2022 shares	Jun. 30, 2022 AUD ($) shares	May 18, 2022 shares	May 17, 2022 shares	Aug. 12, 2021 AUD ($)
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares											10,000,000,000														10,000,000,000	10,000,000,000	10,000,000,000				10,000,000,000		10,000,000,000	3,000,000,000			10,000,000,000	3,000,000,000	1,000,000,000
Number of preferred stock authorized shares | shares																																	1,500,005					1,500,005
Preferred stock, shares authorized | shares											1,500,005														1,500,005	1,500,005	1,500,005				1,500,005		10,001,500,005				1,500,005	3,001,500,005
Stockholders equity reverse stock split																			one-for-one thousand (1:1,000)
Preferred stock, par value | $ / shares											$ 0.01														$ 0.01	$ 0.01	$ 0.01
Stock issued during period, value																										$ 48,469	$ 99,285
Common stock value											$ 220														$ 220	6,031	220
Proceeds from issuance of common stock									$ 24,711																99,285	24,711	99,285
Subscription receivable											23,758														23,758		23,758								$ (23,758)
Subscription receivable											$ (23,758)														$ (23,758)		$ (23,758)								$ 23,758
Subscription receivable value																										$ 23,758
Warrants exercised | shares											220,351														220,351	6,031,250	220,351				6,031,250						220,351
Debt instrument face amount											$ 1,000														$ 1,000	$ 168,200	$ 1,000
Accrued interest											8,000														8,000	16,632	8,000
Conversion fees																										1,838
Debt instrument fair value											28,572														28,572		28,572
Loss on extinguishment debt conversion											19,572														19,572	369,602	19,572
Loss on extinguishment debt conversion											2,069														2,069	352,051	2,069
Premiums to additional paid in capital																										411,111	335,677
Gain (loss) on extinguishment of debt																										(2,660,566)	(2,658,087)
Stock issued during period value services																										138,948
Share based compensation																										$ 2,408	72,513
Share price | $ / shares																										$ 0.135
Accrued salaries current											$ 56,050														$ 56,050	$ 64,627	56,050				$ 96,000						$ 82,500
Deemed dividend																										466,273	700,340
Debt discount to be amortized																										$ 202,952	$ 47,971
Restricted stock units, value | $ / shares
Share based compensation																										$ 0	$ 72,513
Unvested stock option expense																										$ 0
Stock options granted | shares																										0	0
Warrants exercisable | shares																										13	16
Issuance of common stock for exercise of warrants | shares		4
Warrants aggregate price																										$ 475,000	$ 625,001
Share issued value																											$ 448,440
Common stock per share | $ / shares											$ 0.001														$ 0.001	$ 0.001	$ 0.001
Gains losses on extinguishment of debt																										$ 25,969	$ (17,503)
Proceeds from warrants exercise																										$ 475,000	625,001
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares																										234					234
Series B Warrant [Member]
Class of Stock [Line Items]
Offer from Series B warrants																										$ 475,000	$ 625,000
Warrants exercised | shares											16														16	12	16				12						16
Warrant exercise price | $ / shares											$ 40,000														$ 40,000	$ 40,000	$ 40,000
Series A And C Warrant [Member]
Class of Stock [Line Items]
Stock issued during period | shares																											56,800
Series A Warrants [Member]
Class of Stock [Line Items]
Stock issued during period | shares																										559,999
Warrants exercised | shares																										559,999					559,999
Warrants exercised | shares											56,800														56,800	0.97	56,800				0.97						56,800
Warrant exercise price | $ / shares											$ 0.284														$ 0.284	$ 0.97	$ 0.284
Warrants exercise price | $ / shares											200,000														200,000	200,000	200,000
Alternate cashless warrant exercise price | $ / shares											$ 0.001														$ 0.001	$ 0.001	$ 0.001
Percentage of exercise price and market price																										70.00%
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued | shares		3
Warrants exercised | shares											16														16	12	16				12						16
Share issued value		$ 100,000
Proceeds from warrants exercise																										$ 475,000	$ 625,001
Mr. Nathanielsz [Member]
Class of Stock [Line Items]
Share based compensation																											8,299
Adjustments to additional paid in capital stock issued issuance costs																											177,840
Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																							0.078
Chief Scientific Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																							0.039
Legal Services [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares															$ 30
Stock issued during period shares for services | shares															667
Stock issued during period value services															$ 20,000
Share based compensation																											20,000
Consultant Services [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares														$ 20
Stock issued during period shares for services | shares														2,274
Stock issued during period value services														$ 45,030
Share based compensation																											45,030
Consultant Services [Member] | Consultant One [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares													$ 20
Stock issued during period shares for services | shares													1,148
Stock issued during period value services													$ 24,000
Share based compensation																											24,000
Consultant Services [Member] | Consultant Two [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares												$ 12.2
Stock issued during period shares for services | shares												3,834
Stock issued during period value services												$ 46,771
Share based compensation																											$ 46,771
Consultant Services [Member] | Consultant Three [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares											$ 3.70														$ 3.70	$ 0.135	$ 3.70
Stock issued during period shares for services | shares											12,271															608,423
Stock issued during period value services											$ 45,403															$ 82,137
Share based compensation																										82,137	$ 45,403
Stock issued during period shares employee benefit plan | shares										12,271
Gain Loss On Extinguishment of Debt [Member]
Class of Stock [Line Items]
Gain (loss) on extinguishment of debt																										$ 17,551
Subsequent Event [Member]
Class of Stock [Line Items]
Stock issued during period | shares																								4,898,307
Average contractual conversion prices | $ / shares																														$ 0.02
Debt instrument face amount																								$ 98,954
Accrued interest																								7,071
Conversion fees																								$ 1,277
Subsequent Event [Member] | Consultant Services [Member] | Consultant Three [Member]
Class of Stock [Line Items]
Stock issued during period shares employee benefit plan | shares	608,423
Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued during period | shares																										5,061,180	96,960
Proceeds from issuance of common stock																										$ 1,387,723	$ 657,125
Warrants exercised | shares											7,326														7,326	807,230	7,326				807,230					7,326	7,326
Average contractual conversion prices | $ / shares																										$ 0.17
Debt instrument face amount											$ 599,148														$ 599,148	$ 935,699	$ 599,148
Accrued interest											36,154														36,154	80,586	36,154
Conversion fees											$ 2,250														$ 2,250	1,838	2,250
Proceeds from issuance of shares under stock options																										19,572	$ 19,572
Debt instrument fair value																										$ 556,272
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																											3 days
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility											1.28														1.28	5.24	1.28				5.24						1.28
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility											228														228	334.56	228				334.56						228
Convertible Debt [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants exercised | shares																													807,230
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, value																										$ 14	$ 26
Shares issued price per share | $ / shares									$ 2		$ 10														$ 10		$ 10
Stock issued during period | shares									14,337																25,663	14,337	25,663
Warrants exercised | shares											16														16		16										16
Gain (loss) on extinguishment of debt
Stock issued during period shares for services | shares																										79,412
Stock issued during period value services																										$ 79
Issuance of common stock for exercise of warrants | shares		4																								12	16
Warrants aggregate price
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																										206,000					206,000
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock issued during period, value																										$ 40,000
Stock issued during period | shares																										12	16
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares			$ 0.07	$ 0.07			$ 0.90
Stock issued during period shares for services | shares			73,301	73,301			6,111
Stock issued during period value services				$ 51,311			$ 5,500
Share based compensation																										$ 51,311
Common Stock [Member] | Legal Services [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																	$ 50
Stock issued during period shares for services | shares																	167
Stock issued during period value services																	$ 7,883
Share based compensation																											$ 7,883
Common Stock [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																						$ 40
Stock issued during period shares for services | shares																						2,820
Stock issued during period value services																						$ 104,611
Share based compensation																											104,611
Stock issued during period shares employee benefit plan | shares													1,148,326
Common Stock [Member] | Bonus Payable [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																	$ 30
Stock issued during period shares for services | shares																	2,800
Bonus payable											$ 84,000														$ 84,000		84,000	$ 84,000
Stock issued during period value services																	$ 87,920
Share based compensation																											3,920
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants		$ 250
Warrant [Member]
Class of Stock [Line Items]
Warrants exercised | shares								1,000
Deemed dividend																										142,575
Warrants aggregate price		$ 150,000
Common stock per share | $ / shares								$ 10
Warrants expiration date								Aug. 16, 2025
Fair market value of warrants								$ 2,408
Stock valuation price per share | $ / shares								$ 2.60
Warrant exercise price | $ / shares								$ 10
Share based compensation expenses																										2,408
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility								0
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term								3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility								3.19
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility								236
Warrant [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Warrants exercised | shares								2,305
Common stock per share | $ / shares								$ 10
Fair market value of warrants								$ 5,551
Stock valuation price per share | $ / shares								$ 2.60
Warrant exercise price | $ / shares								$ 10
Warrants outstanding payable								$ 23,050
Gains losses on extinguishment of debt																										17,499
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility								0
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term								3 years
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility								3.19
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility								236
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																							0.117
Restricted stock units, value | $ / shares																							$ 4,250,000
Fair value granted, shares																							$ 497,240
Unrecognized restricted stock units expense																										248,620	248,620
Restricted stock units not yet vested, shares											$ 248,620														$ 248,620	$ 248,620	$ 248,620
Unvested Restricted Stock Units [Member]
Class of Stock [Line Items]
Unvested restricted stock units | shares											0.06														0.06	0.06	0.06				0.06						0.06
Maximum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Average contractual conversion prices | $ / shares											$ 40														$ 40		$ 40
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																										8 months 23 days
Minimum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Average contractual conversion prices | $ / shares											$ 10														$ 10		$ 10
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																										3 days
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term						36 months										36 months
Percentage of lowest trading price equals purchase price of each shares																92.00%
Percentage of average daily trading volume					200.00%											300.00%
Common stock value					$ 250,000	$ 250,000										$ 250,000
Deferred offering cost																20,000
Beneficial ownership limitation, percentage					9.99%	9.99%
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Common stock value																$ 20,000
Restricted stock units, shares | shares																1,000
Shares issued price per share | $ / shares																$ 20
Deferred offering cost											$ 20,000														$ 20,000		$ 20,000
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issued during period, value						$ 5,000,000										$ 5,000,000
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares																										3,764,903,510					3,764,903,510
Nathanielsz Cancellation Agreement [Member] | Mr. Nathanielsz [Member]
Class of Stock [Line Items]
Common stock value																		$ 186,139
Percentage of bonus of annual base salary																	200.00%	78.00%
Officers compensation																		$ 177,840
Debt conversion converted instrument shares issued | shares																		5,928
Share price | $ / shares																		$ 30
Cancellation Agreement [Member] | Dr. Kenyon [Member]
Class of Stock [Line Items]
Share based compensation																											4,788
Accrued salaries current																	$ 102,600
Cancellation Agreement [Member] | Dr. Kenyon [Member]
Class of Stock [Line Items]
Common stock value																	$ 107,388
Shares issued price per share | $ / shares																	$ 30
Stock issued during period shares employee benefit plan | shares																	3,420
Adjustments to additional paid in capital stock issued issuance costs																											102,600
Director Agreement [Member] | Josef Zelinger [Member]
Class of Stock [Line Items]
Common stock value																												$ 87,920
Stock issued during period | shares																												2,800
Share based compensation																											3,920
Share price | $ / shares																												$ 30
Adjustments to additional paid in capital stock issued issuance costs																											84,000
Accrued salaries current																	$ 184																							$ 250.00
Accrued liabilities																												$ 84,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Accrued interest																										$ 22,749
Debt discount to be amortized																										210,278	$ 73,500
Equity purchase agreement description																				the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7.5 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																				10
Warrant exercise price | $ / shares																				$ 100
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares					75,000	75,000
Debt instrument face amount					$ 125,000	$ 125,000
Accrued interest																										$ 22,749
Debt discount to be amortized					$ 37,500	$ 37,500
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares											500,000														500,000	500,000	500,000				500,000						500,000
Preferred stock, par value | $ / shares											$ 0.01														$ 0.01	$ 0.01	$ 0.01
Preferred stock shares outstanding | shares											500,000														500,000	0	500,000				0	0					500,000
Preferred stock shares issued | shares											500,000														500,000	0	500,000				0						500,000
Shares issued | shares											0														0	0	0				0						0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares											5														5	5	5				5						5
Preferred stock, par value | $ / shares											$ 0.01														$ 0.01	$ 0.01	$ 0.01
Preferred stock shares outstanding | shares											1														1	1	1				1						1
Preferred stock shares issued | shares											1														1	1	1				1						1
Shares issued | shares											0														0	0	0				0						0
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																										$ 200,000
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																				64	4
Warrant exercise price | $ / shares																					$ 40,000
Warrants term																					3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																					64
Warrants exercisable | shares																					38
Trading days | Integer																					10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Stock issued during period | shares																					4
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																				64
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																					64
Warrant exercise price | $ / shares																					$ 200,000
Warrants term																					3 years
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																					11
Warrant exercise price | $ / shares																					$ 200,000
Warrants term																					3 years
Warrant description																					the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $200,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001.